Average Annual Total Returns - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2024
Fidelity International Small Cap Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	16.99%
Past 5 years	8.61%
Past 10 years	6.60%
Fidelity International Small Cap Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.08%
Past 5 years	7.73%
Past 10 years	6.02%
Fidelity International Small Cap Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.89%
Past 5 years	6.92%
Past 10 years	5.39%
MS141
Average Annual Return:
Past 1 year	13.37%
Past 5 years	6.75%
Past 10 years	4.96%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%